Reconciliation of Income Tax Expense at the Effective Statutory Tax Rate to Actual Income Tax Expense (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011	Mar. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Income before income tax expense (benefit)	¥ 662,835		¥ 611,357	¥ 686,455
Effective statutory tax rate	40.69%		40.69%	40.69%
Income tax calculated at the statutory tax rate	269,708		248,761	279,319
Income not subject to tax	(18,295)		(17,334)	(23,207)
Expenses not deductible for tax purposes	1,469		1,517	1,496
Tax rate differentials of subsidiaries	(4,142)		3,288	650
Change in valuation allowance	(371,271)		(135,867)	(1,104,610)
Change in undistributed earnings of subsidiaries	(7,118)		10,724	10,384
Change in net operating loss carryforwards resulting from intercompany capital transactions	162		1,484	(1,400)
Expiration of net operating loss carryforwards	33,576		76,903	481,805
Business combination (Note 3)				(38,721)
Effect of enacted change in tax rates	107,011	[1]
Other	2,778		3,751	34,089
Income tax expense (benefit)	¥ 13,878		¥ 193,227	¥ (360,195)

[1]	On November 30, 2011, the National Diet of Japan approved two bills affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rates concerning MHFG's tax returns for the fiscal years ending March 31, 2013 to 2015 and for the fiscal years ending March 31, 2016 and thereafter will be reduced to 38.01% and 35.64%, respectively, from the previous rate of 40.69%. The decrease of the Group's balance of net deferred tax assets, reflecting such tax rate reductions, was recognized in Income tax expense in the fiscal year ended March 31, 2012.